Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total

Pool Revenue	186,363	—	—	18,864	—	—	205,227	—	—	—	205,227
Spot Voyages	378,792	98,428	—	—	237	(28)	477,429	—	—	(3)	477,426
Revenue from contracts with customers	565,155	98,428	—	18,864	237	(28)	682,656	—	—	(3)	682,653
Time Charters	177,187	—	26,513	13,336	39,431	1,526	257,993	—	—	(400)	257,593
Lease income	177,187	—	26,513	13,336	39,431	1,526	257,993	—	—	(400)	257,593
Total revenue	742,342	98,428	26,513	32,200	39,668	1,498	940,649	—	—	(403)	940,246

Other operating income	49,510	—	—	—	17	1,615	51,142	389	11,424	(12,295)	50,660

(in thousands of USD)	2023			2022
	Marine	Less: Eliminations	Total	Marine	Less: Eliminations	Total
	Euronav			Euronav

Pool Revenue	639,778	—	639,778	359,920	—	359,920
Spot Voyages	434,436	—	434,436	377,360	—	377,360
Revenue from contracts with customers	1,074,214	—	1,074,214	737,280	—	737,280
Time Charters	160,913	—	160,913	117,389	—	117,389
Lease income	160,913	—	160,913	117,389	—	117,389
Total revenue	1,235,127	—	1,235,127	854,669	—	854,669

Other operating income	23,316	—	23,316	15,141	—	15,141

Schedule of lease and non-lease components of revenue

(in thousands of USD)	2024	2023	2022
Lease component of revenue from time charter-out	188,404	122,818	91,299
Non-lease component of revenue from time charter-out	69,189	38,095	26,090
Total lease income	257,593	160,913	117,389